Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information - Libra Joint Venture (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 10, 2013
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			100.00%
Investment in joint venture			$ 141,819,000	$ 77,647,000	$ 54,955,000
Odebrecht Oil and Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Secured short-term loan refinanced with long-term debt facility	$ 537,000,000
Investment in joint venture			141,800,000	$ 77,600,000
Odebrecht Oil and Gas Sa [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term	10 years
Odebrecht Oil and Gas Sa [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to joint venture					$ 5,200,000
Odebrecht Oil and Gas Sa [Member] | Libra JV [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)	2.50%
Odebrecht Oil and Gas Sa [Member] | Libra JV [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)	2.65%
Teekay Corporation [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture						50.00%
OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Secured short-term loan refinanced with long-term debt facility			198,000,000
Construction period loan facility, term		8 years
OOG-TKP FPSO GmbH & Co KG [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.15%
OOG-TKP FPSO GmbH & Co KG [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.45%
Interest Rate Swaps [Member]
Schedule of Equity Method Investments [Line Items]
Notional Amount			1,974,967,000
Interest Rate Swaps [Member] | OOG-TKP FPSO GmbH & Co KG [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Schedule of Equity Method Investments [Line Items]
Notional Amount			$ 88,000,000
Term of contract			10 years
Fixed interest rates based on interest rate swaps			2.63%
Interest Rate Swaps [Member] | Libra JV [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Schedule of Equity Method Investments [Line Items]
Notional Amount	$ 301,000,000
Term of contract	10 years
Fixed interest rates based on interest rate swaps	2.49%
Newbuildings [Member] | Odebrecht Oil and Gas Sa [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, face amount			$ 804,000,000
Guarantee of Indebtedness of Others [Member] | Odebrecht Oil and Gas Sa [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
Guarantee of Indebtedness of Others [Member] | Odebrecht Oil and Gas Sa [Member] | Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%